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American Funds College Enrollment Fund®
American Funds College Enrollment Fund®
American Funds College Target Date Series® Prospectus Supplement July 10, 2020

For the following prospectuses dated January 1, 2020 (as supplemented to date):

American Funds College Enrollment Fund® (CEF)

Changes apply to all funds within the series unless otherwise noted below.

1. The “Annual fund operating expenses” and “Example” tables in the “Fees and expenses of the fund” section for each of the funds within the American Funds College Target Date Series (other than CF30 and CF27) are amended to read as follows:

American Funds College Enrollment Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Funds College Enrollment Fund®	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1
Management fees	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.22%	1.00%	0.50%	0.25%	none
Other expenses	0.20%	0.18%	0.15%	0.23%	0.19%
Acquired (underlying) fund fees and expenses	0.30%	0.30%	0.30%	0.30%	0.30%
Total annual fund operating expenses	0.72%	1.48%	0.95%	0.78%	0.49%

Example
Expense Example - American Funds College Enrollment Fund® - USD ($)	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1
1 year	$ 322	$ 251	$ 97	$ 328	$ 50
3 years	474	468	303	493	157
5 years	641	808	525	672	274
10 years	$ 1,122	$ 1,284	$ 1,166	$ 1,192	$ 616

For the share class listed to the right, you would pay the following if you did not redeem your shares:
Expense Example No Redemption	American Funds College Enrollment Fund® Class 529-C USD ($)
1 year	$ 151
3 years	468
5 years	808
10 years	$ 1,284

4. The following replaces the fifth paragraph in the “Investment objectives, strategies and risks” section of the prospectus to read as follows:

The following glide path chart illustrates the investment approach of the fund by showing how its investment in the various fund categories will change over time. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes relatively more conservative as time elapses. The fund’s asset allocation strategy promotes asset accumulation prior to college enrollment through equity exposure. As it approaches the target date, the fund will seek dividend income to help dampen risk while maintaining equity exposure, and will invest in fixed income securities to help provide current income, capital preservation and inflation protection. The allocations shown reflect the target allocations as of July 1, 2020. For the avoidance of doubt, the Enrollment Fund will invest principally in funds that seek current income through fixed income investments, as reflected in the final column of the chart below.

5. The chart titled “American Funds College Target Date Series Glide Path” under the heading “Investment approach” in the “Investment objectives, strategies and risks” section of the prospectus is replaced with the following:

	American Funds College Enrollment Fund

Growth funds	45	35	20	0	0	0	0
Growth-and-income funds	45	35	35	40	20	10	0
Equity-income/balanced funds	0	10	10	15	20	10	0
Fixed income funds	10	20	35	45	60	80	100
	18	15	12	9	6	3	College enrollment
	Years before college

Keep this supplement with your prospectus.